Deferred Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Deferred Revenue [Abstract]
Breakage amount recognized as revenue	$ 63
Cumulative breakage amount recognized as revenue		$ 346